Skadden, Arps, Slate, Meagher & Flom llp
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	October 9, 2009	LONDON
MOSCOW
MUNICH
PARIS
SINGAPORE
SYDNEY
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TORONTO
VIENNA
Mr. Larry Greene
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:	Prospect Capital Corporation (the “Company”) – Post-Effective Amendment No. 16 to the Company’s Registration Statement
Dear Mr. Greene:
                    On behalf of the Company, electronically transmitted herewith, please find Post-Effective Amendment No. 16 to the Company’s Registration Statement. This post-effective amendment is being filed pursuant to the Company’s undertaking to file a post-effective amendment to its Registration Statement to include any prospectus required by Section 10(a)(3) of the Securities Act of 1933. Specifically, the Registration Statement has been updated to include June 30, 2009 fiscal year ended financial statements and related information.
                    In addition, the Registration Statement has been updated to include information concerning the proposed merger between the Company and Patriot Capital Funding, Inc. and information concerning registration rights granted to certain stockholders in private stock offerings. Please note that the report of the Independent Registered Public Accounting Firm of Patriot relating to Patriot’s financial statements will be filed by amendment along with such auditor’s consent to being named in the Registration Statement, as such financial statements are currently incomplete.
                    Should you have any questions or require additional information with respect to the foregoing, please contact the undersigned at (212) 735-2790.

Very truly yours,
/s/ Richard T. Prins
Richard T. Prins